CG VARIABLE ANNUITY ACCOUNTS I & II


Dear Investor:

We're pleased to provide you with this annual report for Connecticut General Variable Annuity Accounts I and II for the twelve months ended December 31, 1996.

Following is a summary of key performance results:

For Qualified Contractholders
 .  Accumulation Unit Values for the Flexible Annuity increased 21.13% from the
   December 31, 1995 level, from $101.272 to $122.670.

 . For all other qualified individual contracts, Accumulation Unit Values increased 21.56%, from $106.339 to $129.262.

 . Accumulation Unit Values for Group Qualified Contracts with 50 participants or more increased 22.17% from $121.763 to $148.759 during the period from January 1, 1996 to December 31, 1996.

 .  Over the last five years (January 1, 1992 to December 31, 1996), the Unit
   Values for Group Qualified contracts with 50 participants or more increased 77.69%.

For Non-Qualified Contractholders
 . Accumulation Unit Values for the Flexible Annuity increased 21.13% from the December 31, 1995 level, from $89.312 to $108.183.

 . For all other non-qualified individual contracts, Accumulation Unit Values increased 21.56%, from $94.390 to $114.738.

 . Accumulation Unit Values for Group Non-Qualified contracts increased 22.17% from $108.072 to $132.033 during the period from January 1, 1996 to December 31, 1996.

 .  Over the last five years (January 1, 1992 to December 31, 1996), the Unit
   Values for Group Non-Qualified Contracts increased 77.69%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I & II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.



/s/ Thomas C. Jones

Thomas C. Jones
President,
CIGNA Individual Insurance



/s/ Byron D. Oliver

Byron D. Oliver
President,
CIGNA Retirement & Investment Services

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Assets and Liabilities

December 31, 1996


      ASSETS:
         Investment in CIGNA Variable Products S&P 500 Index Fund
           at net asset value, 5,077,689 shares at $12.40 per share
           (cost $52,108,799; unrealized appreciation $10,855,326)                        $62,964,125
                                                                                          -----------
           Total assets                                                                    62,964,125
                                                                                          -----------
      LIABILITIES:
         Payable to Connecticut General Life Insurance Company                                157,363
                                                                                          -----------
           Total liabilities                                                                  157,363
                                                                                          -----------
      NET ASSETS                                                                          $62,806,762
                                                                                          ===========

      NET ASSETS REPRESENTED BY:
                                                           Accumulation       Unit
                                                               Units          Value
                                                           ------------      --------
         Group contracts:
           50 participants or more                             238,436       $148.759     $35,469,501
           Less than 50 participants                            37,135        138.631       5,148,062
           Tax-deferred annuity contracts issued
               after May 1, 1976                                98,421        122.149      12,022,027

         Individual contracts:
           Variable annuity contracts                           18,959        129.262       2,450,678
           Flexible annuity contracts                           16,652        122.670       2,042,701

         Reserve for variable annuity contracts
           in distribution period                                                           5,673,793
                                                                                          -----------

                                                                                          $62,806,762
                                                                                          ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Changes in Net Assets
Year ended December 31,                                                1996                      1995
                                                                  --------------           --------------
FROM OPERATIONS:
Investment income-- net                                          $     1,161,630             $  1,217,190
Realized gain on investments-- net                                     3,305,638                1,611,839
Change in unrealized appreciation
   on investments-- net                                                7,539,388               13,658,575
                                                                  --------------           --------------
Increase in net assets resulting
   from operations                                                    12,006,656               16,487,604
                                                                  --------------           --------------
FROM UNIT TRANSACTIONS:
Participant contributions - net                                          731,040                  814,579
Amount transferred out of Account - net                                 (413,295)                (786,241)
Withdrawal of funds on terminated contracts - net                     (6,493,913)              (6,399,909)
Annuity benefit distributions                                           (884,485)                (772,981)
Mortality guarantee adjustment                                          (146,462)                 305,637
Breakage                                                                  (7,807)                   4,075
                                                                  --------------           --------------
Decrease in net assets derived
   from unit transactions                                             (7,214,922)              (6,834,840)
                                                                  --------------           --------------
INCREASE IN NET ASSETS                                                 4,791,734                9,652,764

NET ASSETS:
Beginning of year                                                     58,015,028               48,362,264
                                                                  --------------           --------------
End of year                                                          $62,806,762              $58,015,028
                                                                  ==============           ==============

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I
Statement of
Operations


Year ended December 31,                                1996            1995
                                                   ------------    ------------
INVESTMENT INCOME:
   Dividends                                       $  1,412,703    $  1,439,181
   Expenses:
     Mortality and expense risk                         251,073         221,991
                                                   ------------    ------------
   Investment Income-- Net                            1,161,630       1,217,190
                                                   ------------    ------------
REALIZED GAIN ON INVESTMENTS:
   Proceeds from sale of shares                       8,864,464       7,853,234
   Cost of shares sold                                7,748,643       7,176,648
                                                   ------------    ------------
   Realized gain from security
      transactions-- net                              1,115,821         676,586
   Capital gains distribution                         2,189,817         935,253
                                                   ------------    ------------
   Realized Gain on
      Investments-- Net                               3,305,638       1,611,839
                                                   ------------    ------------
UNREALIZED APPRECIATION (DEPRECIATION)
ON INVESTMENTS:
   Beginning of year                                  3,315,938     (10,342,637)
   End of year                                       10,855,326       3,315,938
                                                   ------------    ------------
   Change in Unrealized Appreciation (Depreciation)
      on Investments-- Net                            7,539,388      13,658,575
                                                   ------------    ------------
INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                         $  12,006,65    $ 16,487,604
                                                   ============    ============
RATIO OF NET INVESTMENT  INCOME TO AVERAGE
NET ASSETS                                               1.923%          2.288%

NUMBER OF ACCUMULATION  UNITS OUTSTANDING
AT END OF YEAR                                          409,603         459,641

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

   A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund), known as the Companion Fund prior to January 2, 1996, shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1996. The Fund was organized by CG Life in 1968.

   B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

   C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of Investments sold is determined on the basis of the last-in, first-out method.

   D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

                                     1996        1995
                                   --------    --------
      Transfers to CG Life
      for purchase of fixed
      annuity contracts during
      accumulation phase
      (included in net
      amount transferred
      out of Account)              $497,991    $831,061

      Transfers from CG Life
      for purchase of variable
      annuity contracts during
      accumulation phase
      (included in net
      amount transferred
      out of Account)              $ 84,696    $ 44,820

      Transfers from
      accumulation period
      to distribution period       $253,279    $210,235

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $21,505 and $22,833 for the years ended December 31, 1996 and 1995, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.60%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $14,375 and $12,189 for the years ended December 31, 1996 and 1995, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements (Continued)

 7.  ACCUMULATION UNITS INFORMATION

                                                          SCHEDULE OF SELECTED PER UNIT DATA
                                                          ----------------------------------
                                                                     December 31,
                                               ----------------------------------------------------------
Group Contracts:                                 1996        1995           1994        1993       1992
                                               --------    --------       --------    --------    -------
  50 participants or more:
  Net asset value:
  -------------------------------------
  Beginning of year                            $121.763    $ 89.219       $88.848     $86.503     $83.718
  End of year                                   148.759     121.763        89.219      88.848      86.503
                                               --------    --------       -------     -------     -------
    Net increase in net unit value             $ 26.996    $ 32.544       $ 0.371     $ 2.345     $ 2.785
                                               ========    ========       =======     =======     =======
  Accumulation units outstanding:
  -------------------------------------
  End of year                                   238,436     261,172       308,233     353,129     403,359
                                                =======     =======       =======     =======     =======
  Less than 50 participants:

  Net asset value:
  -------------------------------------
  Beginning of year                            $113.772    $ 83.580       $83.449     $81.459     $79.044
  End of year                                   138.631     113.772        83.580      83.449      81.459
                                               --------    --------       -------     -------     -------
    Net increase in net unit value             $ 24.859    $ 30.192       $ 0.131     $ 1.990     $ 2.415
                                               ========    ========       =======     =======     =======
  Accumulation units outstanding:
  -------------------------------------
  End of year                                    37,135      45,992        50,443      52,486      63,109
                                               ========    ========       =======     =======     =======
  Tax-deferred annuity contracts
  issued after May 1, 1976:

  Net asset value:
  -------------------------------------
  Beginning of year                            $100.335    $ 73.775       $73.725     $72.031     $69.957
  End of year                                   122.149     100.335        73.775      73.725      72.031
                                               --------    --------       -------     -------     -------
    Net increase in net unit value             $ 21.814    $ 26.560       $ 0.050     $ 1.694     $ 2.074
                                               ========    ========       =======     =======     =======
  Accumulation units outstanding:
  -------------------------------------
  End of year                                    98,421     115,290       121,840     124,827     128,504
                                               ========    ========       =======     =======     =======


CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements (Continued)

7.  ACCUMULATION UNITS INFORMATION (continued)

                                                                     December 31,
                                              ----------------------------------------------------------
Individual Contracts:                            1996        1995          1994       1993         1992
                                              ---------    --------      --------   --------     -------
  Variable annuity contracts:

  Net asset value:
  ---------------------------------------
  Beginning of year                           $106.339    $ 78.306       $78.370    $76.684      $74.589
  End of year                                  129.262     106.339        78.306     78.370       76.684
                                              --------    --------       -------    -------      -------
    Net increase (decrease) in net unit
    value                                     $ 22.923    $ 28.033       $(0.064)   $ 1.686      $ 2.095
                                              ========    ========       =======    =======      =======
  Accumulation units outstanding:
  ---------------------------------------
  End of year                                   18,959      19,685        23,011     30,646       44,003
                                              ========    ========       =======    =======      =======
  Flexible annuity contracts:

  Net asset value:
  ---------------------------------------
  Beginning of year                           $101.272    $ 74.835       $75.158    $73.800      $72.035
  End of year                                  122.670     101.272        74.835     75.158       73.800
                                              --------    --------       -------    -------      -------
    Net increase (decrease) in net unit
    value                                     $ 21.398    $ 26.437       $(0.323)   $ 1.358      $ 1.765
                                              ========    ========       =======    =======      =======
  Accumulation units outstanding:
  ---------------------------------------
  End of year                                   16,652      17,502        19,687     22,970       25,148
                                              ========    ========       =======    =======      =======

8. DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Report of
Independent Accountants


To the Participants of
CG Variable Annuity Account I of
Connecticut General Life
Insurance Company


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratio present fairly, in all material respects, the financial position of CG Variable Annuity Account I (the "Account") of Connecticut General Life Insurance Company at December 31, 1996, the results of its operations and the changes in its net assets and the selected per unit data and ratio for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratio (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP


Hartford, Connecticut
February 19, 1997

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Assets and Liabilities
December 31, 1996

ASSETS:
  Investment in CIGNA Variable Products S&P 500 Index Fund at net asset value, 553,980 shares at $12.40 per share (cost $6,812,693;
     unrealized appreciation $56,663)                                                                $6,869,356
                                                                                                     ----------
     Total assets                                                                                     6,869,356
                                                                                                     ----------
LIABILITIES:
  Payable to Connecticut General Life Insurance Company                                                  43,932
                                                                                                     ----------
     Total liabilities                                                                                   43,932
                                                                                                     ----------

NET ASSETS                                                                                           $6,825,424
                                                                                                     ==========
NET ASSETS REPRESENTED BY:

                                                           Accumulation            Unit
                                                               Units               Value
                                                           ------------           -------
  Group contracts:                                             6,185             $132.033            $  816,624

  Individual contracts:
     Variable annuity contracts                                8,484              114.738               973,437
     Flexible annuity contracts                               22,410              108.183             2,424,381

  Reserve for variable annuity contracts
     in distribution period                                                                           2,610,982
                                                                                                     ----------
                                                                                                     $6,825,424
                                                                                                     ==========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II
Statement of
Changes in Net Assets

Year ended December 31,                                                  1996                    1995
                                                                      ----------              -----------
FROM OPERATIONS:
Investment income-- net                                            $     101,036              $   113,973
Realized gain on investments-- net                                       409,694                  160,383
Change in unrealized appreciation
  on investments-- net                                                   814,419                1,563,130
                                                                      ----------              -----------
Increase in net assets resulting
  from operations                                                      1,325,149                1,837,486
                                                                      ----------              -----------
FROM UNIT TRANSACTIONS:
Participant contributions - net                                            6,952                    7,361
Withdrawal of funds on terminated contracts - net                       (489,010)                (251,483)
Annuity benefit distributions                                           (400,577)                (355,784)
Mortality guarantee adjustment                                          (434,472)                 211,878
Breakage                                                                     (21)                     (44)
                                                                      ----------              -----------
Decrease in net assets derived
  from unit transactions                                              (1,317,128)                (388,072)
                                                                      ----------              -----------

INCREASE IN NET ASSETS                                                     8,021                1,449,414

NET ASSETS:
Beginning of year                                                      6,817,403                5,367,989
                                                                      ----------              -----------

End of year                                                           $6,825,424              $ 6,817,403
                                                                      ==========              ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Operations

Year ended December 31,                                                  1996                    1995
                                                                      ----------              ----------
INVESTMENT INCOME:
  Dividends                                                           $  156,073              $  165,212
  Expenses:
    Mortality and expense risk                                            55,037                  51,239
                                                                      ----------              ----------
  Investment Income-- Net                                                101,036                 113,973
                                                                      ----------              ----------

REALIZED GAIN ON INVESTMENTS:
  Proceeds from sale of shares                                         1,310,228                 720,842
  Cost of shares sold                                                  1,138,794                 667,924
                                                                      ----------              ----------
  Realized gain from security
    transactions -- net                                                  171,434                  52,918
  Capital gains distribution                                             238,260                 107,465
                                                                      ----------              ----------
  Realized Gain on
    Investments -- Net                                                   409,694                 160,383
                                                                      ----------              ----------

UNREALIZED APPRECIATION (DEPRECIATION)
ON INVESTMENTS:
  Beginning of year                                                     (757,756)             (2,320,886)
  End of year                                                             56,663                (757,756)
                                                                      ----------              ----------
  Change in Unrealized Appreciation
    on Investments -- Net                                                814,419               1,563,130
                                                                      ----------              ----------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $1,325,149              $1,837,486
                                                                      ==========              ==========

RATIO OF NET INVESTMENT  INCOME TO AVERAGE
NET ASSETS                                                               1.481%                  1.870%

NUMBER OF ACCUMULATION  UNITS OUTSTANDING
AT END OF YEAR                                                            37,079                  42,077


  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Notes to
Financial Statements

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

   A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund), known as the Companion Fund prior to January 2, 1996, shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1996. The Fund was organized by CG Life in 1968.

   B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

   C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

   D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. There were no transfers from accumulation period to distribution period during 1996 or 1995.

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $401 and $424 for the years ended December 31, 1996 and 1995, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.50%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $517 and $568 for the years ended December 31, 1996 and 1995, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc.

CG VARIABLE ANNUITY ACCOUNT II

Notes to
Financial Statements (Continued)

7.  ACCUMULATION UNITS INFORMATION

                                        SCHEDULE OF SELECTED PER UNIT DATA
                                        ----------------------------------
                                                                         December 31,
                                                  --------------------------------------------------------
Group Contracts:                                    1996        1995        1994         1993       1992
                                                  --------    --------    --------    --------    --------
  Net asset value:
  --------------------------------------
  Beginning of year                               $108.072    $ 79.187     $78.857     $76.776     $74.305
  End of year                                      132.033     108.072      79.187      78.857      76.776
                                                  --------    --------    --------    --------    --------
    Net increase in net unit
    value                                         $ 23.961    $ 28.885     $ 0.330     $ 2.081     $ 2.471
                                                  ========    ========    ========    ========    ========
  Accumulation units outstanding:
  --------------------------------------
  End of year                                        6,185       6,864       6,819       6,987       8,563
                                                  ========    ========    ========    ========    ========
Individual Contracts:
  Variable annuity contracts:
  Net asset value:
  --------------------------------------
  Beginning of year                               $ 94.390    $ 69.507     $69.564     $68.068     $66.208
  End of year                                      114.738      94.390      69.507      69.564      68.068
                                                  --------    --------    --------    --------    --------
    Net increase (decrease) in net unit
    value                                         $ 20.348    $ 24.883     $(0.057)    $ 1.496     $ 1.860
                                                  ========    ========    ========    ========    ========
  Accumulation units outstanding:
  --------------------------------------
  End of year                                        8,484       8,566       8,823      11,050      11,433
                                                  ========    ========    ========    ========    ========
  Flexible annuity contracts:
  Net asset value:
  --------------------------------------
  Beginning of year                               $ 89.312    $ 65.997     $66.282     $65.084     $63.528
  End of year                                      108.183      89.312      65.997      66.282      65.084
                                                  --------    --------    --------    --------    --------
    Net increase (decrease) in net unit
    value                                         $ 18.871    $ 23.315     $(0.285)    $ 1.198     $ 1.556
                                                  ========    ========    ========    ========    ========
  Accumulation units outstanding:
  --------------------------------------
  End of year                                       22,410      26,647      27,762      30,391      33,228
                                                  ========    ========    ========    ========    ========


8. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Report of
Independent Accountants


To the Participants of
CG Variable Annuity Account II of
Connecticut General Life
Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratio present fairly, in all material respects, the financial position of CG Variable Annuity Account II (the "Account") of Connecticut General Life Insurance Company at December 31, 1996, the results of its operations and the changes in its net assets and the selected per unit data and ratio for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratio (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Hartford, Connecticut
February 19, 1997

The Annual Report to Shareholders of CIGNA Variable Products S&P 500 Index Fund (the "Fund") for the period ended 12/31/96 is hereby incorporated by reference to the Fund's filing on form N-30D on March 7, 1997.

This report has been prepared for the information of participants of CG Variable Annuity Accounts I & II pursuant to variable annuity contracts issued by Connecticut General Life Insurance Company and is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses of both the annuity account under discussion and CIGNA Variable Products S&P 500 Index Fund.

--------------------------------------------------------------------------------

CIGNA Variable Products S&P 500 Index Fund was organized by Connecticut General Life Insurance Company in 1968. The name of the Fund was changed in January 1996 from Companion Fund to CIGNA Variable Products S&P 500 Index Fund to better reflect the Fund's investment strategy. Both CIGNA Investments, Inc. and CIGNA Financial Advisors, Inc. are affiliates of Connecticut General Life Insurance Company.




                              CG Variable Annuity
                              Accounts I & II

                              CIGNA Variable Products
                              S&P 500 Index Fund

                              -----------------------

                              Annual Report

                              -----------------------

                              December 31, 1996


                              CG Flexible Annuity

                              CG Group Variable Annuity


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